Called up share capital	6 Months Ended
Jun. 30, 2018
Equity [abstract]
Called up share capital

13. Called up share capital

Ordinary shares

As at 30 June 2018 the issued ordinary share capital of Barclays Bank PLC comprised of 2,342 million (December 2017: 2,342 million) ordinary shares of £1 each.

Preference shares

As at 30 June 2018 the issued preference share capital of Barclays Bank PLC comprised of 1,000 Sterling Preference Shares of £1 each (December 2017: 1,000); 31,856 Euro Preference Shares of €100 each (December 2017: 31,856); 58,133 US Dollar Preference shares of $100 each (December 2017: 58,133); and 106 million US Dollar Preference Shares of $0.25 each (December 2017: 106 million).

	Ordinary share capital	Preference share capital	Share premium	Total share capital and share premium
Half year ended 30.06.18	£m	£m	£m	£m
Opening balance	2,342	19	12,092	14,453
Movements	-	-	-	-
Closing balance	2,342	19	12,092	14,453